[FIRST CITICORP LIFE INSURANCE COMPANY LETTERHEAD]
May 4, 1999


[VIA EDGARLINK]

Please direct all correspondence pertaining to this matter to the undersigned at:
Citicorp Insuranec Group, 800 Silver Lake Blvd., P.O. Box 7031, Dover, DE 19903



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:	First Citicorp Life Insurance Company
	First Citicorp Life Variable Annuity Separate Account
	File No. 33-83354


Dear Sirs:

On behalf of First Citicorp Life Insurance Company ("the Company") and First Citicorp Life Variable Annuity Separate Account (the "Account"), we are filing certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of prospectus and Statement of Additional Information ("SAI") for certain deferred variable annuity contracts offered by the Company through the Account otherwise required to be filed under paragraph (c) of Rule 497 would not differ from the form of prospectus and SAI contained in Post Effective Amendment No. 8 to the N-4 Registration Statement for the Account (the "Amendment"). The Amendment was filed electronically with the Securities and Exchange Commission on April 23, 1999 via EDGARLINK.

Sincerely,



Catherine S. Mulholland
Senior Vice President and
     General Counsel